Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000004917 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Exchange Portfolio
Class Name	BlackRock Shares
Trading Symbol	STSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Exchange Portfolio (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Shares	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended December 31, 2025, the Fund's BlackRock Shares returned 19.42%.
  For the same period, the Fund’s benchmark, the S&P 500® Index, returned 17.88%.
What contributed to performance?
Investment decisions in the financials, health care and information technology sectors contributed to absolute performance. Holdings in the banking industry proved beneficial in financials, led by JPMorgan Chase & Co. Positioning in pharmaceuticals was most additive in health care, with Johnson & Johnson making the strongest contribution. In information technology, positioning in the software industry contributed due in part to a position in Microsoft Corp.
What detracted from performance?
There were no sector-level detractors from absolute performance at a time of positive returns for the U.S. equity market, but certain individual holdings hurt results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
BlackRock Shares	19.42%	15.69%	14.00%
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 276,253,482
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 1,343,074
Investment Company Portfolio Turnover
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$276,253,482
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$1,343,074
Portfolio Turnover Rate	—%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	33.3%
Information Technology	28.6%
Health Care	16.0%
Industrials	9.5%
Consumer Staples	8.9%
Energy	3.8%
Short-Term Securities	0.2%
Liabilities in Excess of Other Assets	(0.3)%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	27.5%
Berkshire Hathaway, Inc., Class B	10.1%
JPMorgan Chase & Co.	10.0%
General Dynamics Corp.	9.5%
American Express Co.	8.2%
Visa, Inc., Class A	5.0%
AstraZeneca PLC, ADR	4.3%
Johnson & Johnson	4.2%
Novartis AG, ADR	3.4%
Walmart, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	27.5%
Berkshire Hathaway, Inc., Class B	10.1%
JPMorgan Chase & Co.	10.0%
General Dynamics Corp.	9.5%
American Express Co.	8.2%
Visa, Inc., Class A	5.0%
AstraZeneca PLC, ADR	4.3%
Johnson & Johnson	4.2%
Novartis AG, ADR	3.4%
Walmart, Inc.	3.3%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio increased from the prior fiscal year primarily due to a change in the Fund’s operating expenses.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year primarily due to a change in the Fund’s operating expenses.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports